Income taxes - Summary of Net Deferred Income Tax Asset (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	$ (273.3)	$ (210.8)
Provision (Recovery) in Income	11.8	(62.5)
Ending Balance	(261.5)	(273.3)
PP&E [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	165.7	247.9
Provision (Recovery) in Income	(120.4)	(82.2)
Ending Balance	45.3	165.7
Risk Management [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	1.6	2.7
Provision (Recovery) in Income	(0.9)	(1.1)
Ending Balance	0.7	1.6
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(1.7)	(4.0)
Provision (Recovery) in Income	(2.8)	2.3
Ending Balance	(4.5)	(1.7)
Decommissioning liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(43.2)	(39.7)
Provision (Recovery) in Income	18.6	(3.5)
Ending Balance	(24.6)	(43.2)
Share-based Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(6.2)	(7.4)
Provision (Recovery) in Income	0.2	1.2
Ending Balance	(6.0)	(6.2)
Non-capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(389.5)	(410.3)
Provision (Recovery) in Income	117.1	20.8
Ending Balance	$ (272.4)	$ (389.5)